Schedule of Investments (unaudited)
July 31, 2023
iShares® Select Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.8%
Lockheed Martin Corp.	336,480	$ 150,194,578
Automobiles — 1.6%
Ford Motor Co.	24,402,365	322,355,242
Banks — 11.6%
Citizens Financial Group, Inc.	6,731,540	217,159,480
Comerica, Inc.	3,271,435	176,526,633
Fifth Third Bancorp	6,877,475	200,134,522
First Horizon Corp.	7,240,316	98,685,507
FNB Corp.	8,876,678	113,532,712
Huntington Bancshares, Inc.	17,869,085	218,717,600
KeyCorp	16,509,138	203,227,489
New York Community Bancorp, Inc., Class A	17,300,846	239,962,734
Regions Financial Corp.	10,045,352	204,623,820
Truist Financial Corp.	6,452,537	214,353,279
U.S. Bancorp	5,634,516	223,577,595
United Bankshares, Inc.	3,389,997	113,361,500
Valley National Bancorp	10,755,060	110,346,916
		2,334,209,787
Beverages — 1.0%
Coca-Cola Co.	3,283,445	203,343,749
Biotechnology — 1.1%
Gilead Sciences, Inc.	2,960,613	225,421,074
Broadline Retail — 0.4%
Kohl’s Corp.	2,907,136	82,708,019
Capital Markets — 4.7%
Federated Hermes, Inc., Class B	2,003,615	67,782,295
Franklin Resources, Inc.	7,005,400	204,837,896
Invesco Ltd.	11,106,900	186,595,920
Janus Henderson Group PLC	3,248,633	95,347,379
Lazard Ltd., Class A	2,725,398	95,661,470
T Rowe Price Group, Inc.	2,458,380	303,019,919
		953,244,879
Chemicals — 3.0%
Chemours Co.	3,622,230	133,950,065
Huntsman Corp.	4,414,305	131,413,860
LyondellBasell Industries NV, Class A	3,367,816	332,942,290
		598,306,215
Consumer Staples Distribution & Retail — 1.5%
Walgreens Boots Alliance, Inc.	9,986,225	299,287,163
Containers & Packaging — 4.5%
International Paper Co.	8,421,787	303,689,639
Packaging Corp. of America	1,688,029	258,859,247
Sonoco Products Co.	2,369,580	138,952,171
Westrock Co.	6,083,146	202,507,931
		904,008,988
Distributors — 0.6%
Genuine Parts Co.	811,574	126,378,303
Diversified Consumer Services — 0.6%
H&R Block, Inc.	3,689,680	124,010,145
Diversified Telecommunication Services — 3.4%
AT&T Inc.	20,097,763	291,819,519
Verizon Communications, Inc.	11,417,762	389,117,329
		680,936,848
Electric Utilities — 15.1%
Alliant Energy Corp.	4,362,832	234,458,592
Security	Shares	Value
Electric Utilities (continued)
American Electric Power Co., Inc.	2,693,459	$ 228,243,716
Edison International	4,157,230	299,154,271
Entergy Corp.	2,554,980	262,396,446
Eversource Energy	3,048,228	220,478,331
Exelon Corp.	5,508,481	230,585,015
FirstEnergy Corp.	6,331,100	249,382,029
IDACORP, Inc.	1,226,361	126,094,438
NextEra Energy, Inc.	2,261,285	165,752,190
NRG Energy, Inc.	5,337,515	202,772,195
OGE Energy Corp.	4,803,010	173,628,811
Pinnacle West Capital Corp.	2,592,854	214,740,168
PPL Corp.	8,371,795	230,475,516
Xcel Energy, Inc.	3,189,152	200,055,505
		3,038,217,223
Electrical Equipment — 0.9%
Emerson Electric Co.	1,872,100	171,016,335
Financial Services — 0.5%
Western Union Co.	8,566,884	104,344,647
Food Products — 1.9%
Conagra Brands, Inc.	6,437,627	211,218,542
General Mills, Inc.	2,187,278	163,477,157
		374,695,699
Gas Utilities — 1.7%
New Jersey Resources Corp.	2,289,625	102,346,238
Southwest Gas Holdings, Inc.	1,493,442	98,477,565
UGI Corp.	5,080,860	137,132,411
		337,956,214
Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.	553,555	162,302,326
Wendy’s Co.	4,175,323	89,727,691
		252,030,017
Household Durables — 3.0%
Garmin Ltd.	1,932,154	204,595,787
Leggett & Platt, Inc.	3,300,180	96,563,267
Newell Brands, Inc.	9,863,853	110,080,600
Whirlpool Corp.	1,318,367	190,187,623
		601,427,277
Household Products — 1.3%
Kimberly-Clark Corp.	1,942,675	250,799,342
Insurance — 7.4%
Cincinnati Financial Corp.	1,354,885	145,758,528
Fidelity National Financial, Inc., Class A	7,001,122	274,233,949
MetLife, Inc.	2,634,244	165,878,345
Old Republic International Corp.	7,086,804	195,383,186
Principal Financial Group, Inc.	2,188,962	174,832,395
Prudential Financial, Inc.	3,363,141	324,509,475
Unum Group	4,293,064	208,685,841
		1,489,281,719
IT Services — 1.8%
International Business Machines Corp.	2,539,970	366,212,875
Media — 2.0%
Interpublic Group of Cos., Inc.	6,362,245	217,779,646
Omnicom Group, Inc.	2,188,735	185,210,756
		402,990,402
Metals & Mining — 1.2%
Newmont Corp.	5,545,643	238,018,997

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Select Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities — 10.4%
Avista Corp.	1,776,355	$ 68,638,357
Black Hills Corp.	1,562,429	94,261,342
CenterPoint Energy, Inc.	6,224,866	187,306,218
CMS Energy Corp.	3,527,368	215,416,364
Dominion Energy, Inc.	5,565,397	298,027,009
DTE Energy Co.	2,062,157	235,704,545
NiSource, Inc.	8,387,854	233,517,855
NorthWestern Corp.	1,399,579	79,034,226
Public Service Enterprise Group, Inc.	4,072,605	257,062,828
Sempra	1,361,680	202,917,554
WEC Energy Group, Inc.	2,513,057	225,823,302
		2,097,709,600
Oil, Gas & Consumable Fuels — 5.8%
Chevron Corp.	1,469,024	240,420,468
Exxon Mobil Corp.	1,919,887	205,888,682
Marathon Petroleum Corp.	1,210,692	161,046,250
ONEOK, Inc.	5,543,175	371,614,452
Valero Energy Corp.	1,487,507	191,754,527
		1,170,724,379
Pharmaceuticals — 2.0%
Merck & Co., Inc.	1,617,493	172,505,628
Pfizer, Inc.	6,421,560	231,561,454
		404,067,082
Technology Hardware, Storage & Peripherals — 2.7%
HP, Inc.	8,016,961	263,196,830
Seagate Technology Holdings PLC	4,343,054	275,783,929
		538,980,759
Tobacco — 4.1%
Altria Group, Inc.	11,025,695	500,787,067
Philip Morris International, Inc.	3,335,035	332,569,690
		833,356,757
Security	Shares	Value
Trading Companies & Distributors — 1.8%
MSC Industrial Direct Co., Inc., Class A	1,121,520	$ 113,183,798
Watsco, Inc.(a)	668,160	252,691,431
		365,875,229
Total Long-Term Investments — 99.7% (Cost: $19,411,832,845)		20,042,109,543
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(b)(c)(d)	499,050	499,150
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(b)(c)	35,974,055	35,974,055
Total Short-Term Securities — 0.2% (Cost: $36,473,255)		36,473,205
Total Investments — 99.9% (Cost: $19,448,306,100)		20,078,582,748
Other Assets Less Liabilities — 0.1%		15,709,298
Net Assets — 100.0%		$ 20,094,292,046
(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 499,200(a)	$ —	$ —	$ (50)	$ 499,150	499,050	$ 10(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	30,848,274	5,125,781(a)	—	—	—	35,974,055	35,974,055	481,575	—
				$ —	$ (50)	$ 36,473,205		$ 481,585	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Select Dividend ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	73	09/15/23	$ 6,725	$ 517,493
E-Mini Financials Select Sector Index	253	09/15/23	27,685	1,348,898
E-Mini Utilities Select Sector Index	244	09/15/23	16,590	190,412
				$ 2,056,803
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 20,042,109,543	$ —	$ —	$ 20,042,109,543
Short-Term Securities
Money Market Funds	36,473,205	—	—	36,473,205
	$ 20,078,582,748	$ —	$ —	$ 20,078,582,748
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,056,803	$ —	$ —	$ 2,056,803
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
3